Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Notes receivable, noncurrent	$ 0	$ 1,142,770
Notes receivable, current	1,142,770	277,770
Current maturities of long-term debt	0	15,000,000
Maximum percentage of accounts receivable from a single customer	5.00%	5.00%
Other [Member]
Notes receivable, noncurrent		1,142,770
Current Assets [Member]
Notes receivable, current	$ 1,142,770	$ 277,770